HCM Dividend Sector Plus Fund
FUND SUMMARY – HCM DIVIDEND SECTOR PLUS FUND
Investment Objective:
Long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Dividend Sector Plus Fund (the “Fund”). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HCM Dividend Sector Plus Fund	Class A Shares	Class A1 Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HCM Dividend Sector Plus Fund		Class A Shares	Class A1 Shares	Investor Class Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.40%	1.00%
Other Expenses		0.21%	0.23%	0.20%
Line of Credit Interest Expense		0.83%	0.81%	0.84%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.55%	2.70%	3.30%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - HCM Dividend Sector Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	818	1,323	1,852	3,294
Class A1 Shares	832	1,365	1,923	3,432
Investor Class Shares	333	1,015	1,722	3,595

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in: (i) dividend paying equity securities of companies included in the S&P 500; and (ii) cash and cash equivalents and put options.

The Fund’s investment adviser seeks to invest in companies in the S&P 500 TR Index of any market capitalization that are paying the highest dividend yields in each of the 10 major S&P 500 industry sectors.

The Fund’s investment adviser uses the HCM – BuyLine® (“Buyline”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser (as defined below) starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

In addition, the Fund may leverage up to 33 1/3% of the Fund using a line of credit to purchase equities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program and you should consider it just one part of your total investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

• Equity Securities Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The Fund may use leverage. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and performance table show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A1 and Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class A1 and Investor Class shares would be different from Class A shares because Class A1 and Investor Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/16	10.24%
Worst Quarter:	6/30/17	1.43%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2018, was 3.13%
Performance Table  Average Annual Total Returns  (For periods ended December 31, 2017)
Average Annual Total Returns - HCM Dividend Sector Plus Fund		Label	One Year	Since Inception	Inception Date
Class A Shares		Return before taxes	12.25%	15.24%	Mar. 11, 2015
Class A Shares | Return after taxes on distributions			8.84%	12.80%
Class A Shares | Return after taxes on distributions and sale of Fund shares			8.04%	11.09%
Class A1 Shares		Return before taxes	12.01%	15.19%	Mar. 11, 2015
Investor Class Shares		Return before taxes	18.28%	16.94%	Mar. 11, 2015
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	[1]		21.83%	12.43%
[1]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

HCM Tactical Growth Fund
FUND SUMMARY - HCM TACTICAL GROWTH FUND
Investment Objective:
Long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Tactical Growth Fund (the “Fund”). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HCM Tactical Growth Fund	Class A Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HCM Tactical Growth Fund		Class A Shares	Investor Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Expense Recapture	[1]	0.17%	0.17%
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses	[2]	0.58%	0.58%
Total Annual Fund Operating Expenses		2.55%	3.30%
[1]	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2019 so that the total annual operating expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.99% and 2.74% of average daily net assets attributable to Class A and Investor Class shares, respectively.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds ("ETFs").

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - HCM Tactical Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	802	1,275	1,772	3,135
Investor Shares	316	966	1,640	3,439

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in: (i) domestic equity securities of any market capitalization; (ii) other investment companies (mutual funds (including mutual funds that use leverage), closed-end funds and ETFs); and (iii) cash and cash equivalents and put options.

The Fund’s investment adviser uses the HCM – BuyLine® (“Buy Line”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser (as defined below) starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

When the Fund is in the market, the Fund’s portfolio will be comprised of equities of companies whose earnings are growing, while the remaining portion of the Fund’s portfolio will be invested in investment companies. These investment companies will invest in equity securities of companies in sectors selected by the Adviser’s proprietary quantitative model, which indicates which sectors are outperforming other sectors at any given time based on the Adviser’s proprietary strength criteria.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

• Equity Securities Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The mutual funds in which the Fund may invest may use leverage. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their NAV. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor Class shares would be different from Class A shares because Investor Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/15	10.10%
Worst Quarter:	9/30/15	(12.67)%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2018, was 19.63%
Performance Table  Average Annual Total Returns  (For periods ended December 31, 2017)
Average Annual Total Returns - HCM Tactical Growth Fund		Label	One Year	Since Inception	Inception Date
Class A Shares		Return before taxes	25.58%	7.91%	Jul. 30, 2014
Class A Shares | Return after taxes on distributions			25.58%	7.79%
Class A Shares | Return after taxes on distributions and sale of Fund shares			14.48%	6.13%
Investor Shares		Return before taxes	32.41%	9.21%	Jul. 30, 2014
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	[1]		21.83%	11.66%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	[2]		9.98%	2.39%
[1]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
[2]	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

HCM Income Plus Fund
FUND SUMMARY - HCM INCOME PLUS FUND
Investment Objective:
Total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Income Plus Fund (the “Fund”). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HCM Income Plus Fund	Class A Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HCM Income Plus Fund		Class A Shares	Investor Class Shares
Management Fees		0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.32%	0.32%
Acquired Fund Fees and Expenses	[1]	0.32%	0.32%
Total Annual Fund Operating Expenses		1.84%	2.59%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including ETFs.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - HCM Income Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	751	1,120	1,513	2,609
Investor Class Shares	262	805	1,375	2,925

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2018, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in ETFs that invest in foreign (including emerging markets) and domestic: (i) equity securities of any market capitalization; and (ii) fixed income securities of any maturity, duration and credit quality (including “junk bonds”).

The Fund’s investment adviser uses its proprietary quantitative model to assist in determining when and which asset classes are bought and sold. This model mathematically attempts to keep the Fund in the strongest sector or sectors at any given time as measured by the model. If a sector weakens, the model suggests a stronger sector into which the Fund should allocate its assets. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with the stronger assets as determined by the model.

The Adviser (as defined below) will maintain the ability to invest a large percentage the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund will not be fixed. It can and will change significantly over time as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

• Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

• Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

• Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their NAV. Each investment company is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor Class shares would be different from Class A shares because Investor Class shares have different expenses than Class A shares. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	3/31/17	2.51%
Worst Quarter:	6/30/17	1.37%
The year-to-date return as of the most recent calendar quarter, which ended September 30, 2018, was 6.60%
Performance Table  Average Annual Total Returns  (For periods ended December 31, 2017)
Average Annual Total Returns - HCM Income Plus Fund		Label	One Year	Since Inception	Inception Date
Class A Shares		Return before taxes	2.31%	2.20%	Nov. 09, 2016
Class A Shares | Return after taxes on distributions			1.57%	1.34%
Class A Shares | Return after taxes on distributions and sale of Fund shares			1.45%	1.35%
Investor Class Shares		Return before taxes	7.77%	6.95%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]		3.54%	2.07%
[1]	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.